COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	6 Months Ended		76 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2012
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 685	$ 663
Minimum future rental commitments
2017	782
2018	1,205
2019	920
2020	860
2021	93
Total future rental commitments	$ 3,860
BIRD [Member]
Government and Other Grants [Line Items]
Grants received			$ 500
May 2012 Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Agreement, start date	May 09, 2012
Agreement, termination date	Feb. 27, 2014
New Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Participation Rights	1.00%
Minimum [Member] | May 2012 Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Participation Rights	4.00%
Office leases [Member] | Israel [Member]
Minimum future rental commitments
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 1,047
Office leases [Member] | United States [Member]
Minimum future rental commitments
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 74
Government and Other Grants [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 0	$ 21
Contingent royalty obligations	$ 8,935
Government and Other Grants [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	3.00%
Government and Other Grants [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	5.00%